Business combinations (Detail Textuals) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Business combination continent consideration current fair value	$ 1,925		$ 1,925
Business combination contingent consideration non current fair value	51		51
Marley Drug Inc [Member]
Disclosure of detailed information about business combination [line items]
Voting interest acquired, percentage					100.00%
Upfront payment					$ 7,781
Upfront payment held back					1,374
Holdback payable					504
Transaction costs related to acquisition			$ 421
Revenue contribution	340
Net loss before income taxes	$ 7
Increase in revenue		$ 9,800
Increase in net income before tax		$ 1,200
Marley Drug Inc [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about business combination [line items]
Business combination continget consideration discount rate	12.00%		12.00%
Marley Drug Inc [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Business combination continent consideration current fair value	$ 1,922		$ 1,922
Business combination contingent consideration non current fair value	51		$ 51
Marley Drug Inc [Member] | Business Combination Contingent Consideration One [Member]
Disclosure of detailed information about business combination [line items]
Revenue target to be achieved for the payment of contingent consideration				$ 1.7
Marley Drug Inc [Member] | Business Combination Contingent Consideration Two [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration term			2 years	2 years
Marley Drug Inc [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Restricted cash released to the seller					353
Marley Drug Inc [Member] | PPP Loan [Member]
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt					$ 353
Marley Drug Inc [Member] | PPP Loan [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt	$ 0		$ 0